UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2003
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio     May 6, 2003
Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $40,187

List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
A. D. Midland                  Common   039483102      195    18030    x                              11930   6100
Anadarko Petroleum             Common   032511107     1568    34470    x                              22730  11740
BP PLC ADR                     Common   055622104      405    10500    x                               3630   6870
Baxter International           Common   071813109     1049    56280    x                              36690  19590
Boeing                         Common   097023105     1269    50640    x                              32960  17680
CNA Financial Corp.            Common   126117100     1443    64430    x                              39950  24480
Coach                          Common   189754104     2445    63776    x                              39920  23856
Concord EFS, Inc.              Common   206197105      101    10760    x                               7760   3000
Du Pont De Nemours             Common   263534109     1690    43490    x                              27260  16230
Duke Energy                    Common   264399106     1233    84830    x                              53320  31510
Electronic Data Systems        Common   285661104     1109    63000    x                              40570  22430
Enpro Industries, Inc.         Common   29355X107       45    11413    x                               7050   4363
Exxon-Mobil                    Common   30231G102     2046    58552    x                              37604  20948
Federal Natl Mtg               Common   313586109     1881    28780    x                              18470  10310
General Electric               Common   369604103      212     8300    x                               1600   6700
GlaxoSmithKline                Common   37733w105     1794    50993    x                              32544  18449
Goodrich Corp.                 Common   382388106     1298    92322    x                              59122  33200
Harrah's Entertainment, Inc.   Common   413619107     1468    41110    x                              25490  15620
Johnson & Johnson              Common   478160104      353     6100    x                                      6100
KLA-Tencor                     Common   482480100     1507    41920    x                              26680  15240
Lowes Companies                Common   548661107      323     7910    x                               3910   4000
Nokia Corp.                    Common   654902204      152    10882    x                               4512   6370
Pactiv Corp.                   Common   695257105     1855    91370    x                              58840  32530
Pepsico                        Common   713448108      201     5030    x                               2560   2470
Pfizer                         Common   717081103      292     9385    x                               4985   4400
Procter & Gamble               Common   742718109      316     3550    x                                500   3050
Progressive Corp.              Common   743315103      227     3820    x                               2590   1230
Sherwin Williams               Common   824348106     1591    60210    x                              37200  23010
Symantec                       Common   871503108     1987    50720    x                              32760  17960
Sysco Corp.                    Common   871829107      266    10460    x                               5640   4820
Tenet Healthcare Corp.         Common   88033G100     1059    63410    x                              40435  22975
Tyco International Ltd.        Common   902124106     1423   110640    x                              71570  39070
U.S. Bancorp                   Common   902973304     1721    90651    x                              57220  33431
Verizon Communications         Common   92343v104     1411    39904    x                              24404  15500
Washington Mutual              Common   939322103     2083    59025    x                              37180  21845
Yum! Brands, Inc.              Common   988498101     1786    73410    x                              47850  25560